Share Capital - Summary of Weighted Average Grant Date Fair Values (Detail)	12 Months Ended
	Dec. 31, 2025 CAD ($) yr $ / shares	Dec. 31, 2024 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected stock price volatility	57.29%	61.62%
Expected life of options | yr	5	5
Risk free interest rate	3.03%	3.00%
Expected forfeitures	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted in period | $	$ 6.07	$ 5.05
Weighted average exercise price | $ / shares	$ 11.74	$ 9.26